SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities:
Director fees	$ 16	$ 48
Trade payables	57	61
Accrued expenses and other	227	200
Other current liabilities	300	309
Financial expenses:
Exchange rate differences and other	(11)	(3)	$ (15)
Financial expenses	(11)	(3)	(15)
Financial income:
Income from the sale of marketable securities		35
Interest income	64	13	12
Financial income	64	48	12
Financial income (expenses), net	$ 53	$ 45	$ (3)